Guarantor Financial Information (Condensed Consolidating Statement of Cash Flows Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net cash provided by (used in) operating activities	$ 6,135	$ 5,414	$ 4,146
Investing activities
Purchases of property and equipment	(4,702)	(4,724)	(4,317)
Purchases of spectrum licenses and other intangible assets, including deposits	(3,968)	(1,935)	(2,900)
Purchases of short-term investments	0	(2,997)	0
Investment in subsidiaries		0	0
Sales of short-term investments	2,998	0	0
Other, net	(8)	96	(29)
Net cash used in investing activities	(5,680)	(9,560)	(7,246)
Financing activities
Proceeds from capital contribution		0	0
Proceeds from issuance of long-term debt	997	3,979	2,993
Proceeds from tower obligations	0	140	0
Repayments of capital lease obligations	(205)	(57)	(19)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(150)	(564)	(418)
Repayments of long-term debt	(20)	0	(1,000)
Proceeds from exercise of stock options	29	47	27
Proceeds from issuance of preferred stock	0	0	982
Tax withholdings on share-based awards	(121)	(156)	(73)
Intercompany dividend paid	0	0	0
Dividends on preferred stock	(55)	(55)	0
Other, net	(12)	79	32
Net cash provided by financing activities	463	3,413	2,524
Change in cash and cash equivalents	918	(733)	(576)
Beginning of period	4,582	5,315	5,891
End of period	5,500	4,582	5,315
Consolidating and Eliminating Adjustments [Member]
Operating activities
Net cash provided by (used in) operating activities	(110)	(175)	(100)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Purchases of short-term investments		0
Investment in subsidiaries		1,905	1,700
Sales of short-term investments	0
Other, net	0	0	0
Net cash used in investing activities	0	1,905	1,700
Financing activities
Proceeds from capital contribution		(1,905)	(1,700)
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations		0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0		0
Proceeds from exercise of stock options	0	0	0
Proceeds from issuance of preferred stock			0
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	110	175	100
Dividends on preferred stock	0	0
Other, net	0	0	0
Net cash provided by financing activities	110	(1,730)	(1,600)
Change in cash and cash equivalents	0	0	0
Beginning of period	0	0	0
End of period	0	0	0
Parent [Member]
Operating activities
Net cash provided by (used in) operating activities	6	(1)	9
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Purchases of short-term investments		0
Investment in subsidiaries		(1,905)	(1,700)
Sales of short-term investments	0
Other, net	0	0	0
Net cash used in investing activities	0	(1,905)	(1,700)
Financing activities
Proceeds from capital contribution		0	0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations		0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0		0
Proceeds from exercise of stock options	29	47	27
Proceeds from issuance of preferred stock			982
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	0	0	0
Dividends on preferred stock	(55)	(41)
Other, net	0	0	0
Net cash provided by financing activities	(26)	6	1,009
Change in cash and cash equivalents	(20)	(1,900)	(682)
Beginning of period	378	2,278	2,960
End of period	358	378	2,278
Issuer [Member]
Operating activities
Net cash provided by (used in) operating activities	(2,031)	(4,504)	(5,145)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Purchases of short-term investments		(1,999)
Investment in subsidiaries		0	0
Sales of short-term investments	2,000
Other, net	0	0	0
Net cash used in investing activities	2,000	(1,999)	0
Financing activities
Proceeds from capital contribution		1,905	1,700
Proceeds from issuance of long-term debt	997	3,979	2,993
Proceeds from tower obligations		140
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0		0
Proceeds from exercise of stock options	0	0	0
Proceeds from issuance of preferred stock			0
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	0	0	0
Dividends on preferred stock	0	0
Other, net	0	0	0
Net cash provided by financing activities	997	6,024	4,693
Change in cash and cash equivalents	966	(479)	(452)
Beginning of period	1,767	2,246	2,698
End of period	2,733	1,767	2,246
Guarantor Subsidiaries [Member]
Operating activities
Net cash provided by (used in) operating activities	8,166	9,940	9,364
Investing activities
Purchases of property and equipment	(4,702)	(4,724)	(4,317)
Purchases of spectrum licenses and other intangible assets, including deposits	(3,968)	(1,935)	(2,900)
Purchases of short-term investments		(998)
Investment in subsidiaries		0	0
Sales of short-term investments	998
Other, net	(8)	96	(29)
Net cash used in investing activities	(7,680)	(7,561)	(7,246)
Financing activities
Proceeds from capital contribution		0	0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations		0
Repayments of capital lease obligations	(205)	(57)	(19)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(150)	(564)	(418)
Repayments of long-term debt	(20)		(1,000)
Proceeds from exercise of stock options	0	0	0
Proceeds from issuance of preferred stock			0
Tax withholdings on share-based awards	(121)	(156)	(73)
Intercompany dividend paid	0	0	0
Dividends on preferred stock	0	(14)
Other, net	(12)	79	32
Net cash provided by financing activities	(508)	(712)	(1,478)
Change in cash and cash equivalents	(22)	1,667	640
Beginning of period	2,364	697	57
End of period	2,342	2,364	697
Non-Guarantor Subsidiaries [Member]
Operating activities
Net cash provided by (used in) operating activities	104	154	18
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Purchases of short-term investments		0
Investment in subsidiaries		0	0
Sales of short-term investments	0
Other, net	0	0	0
Net cash used in investing activities	0	0	0
Financing activities
Proceeds from capital contribution		0	0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations		0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0		0
Proceeds from exercise of stock options	0	0	0
Proceeds from issuance of preferred stock			0
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	(110)	(175)	(100)
Dividends on preferred stock	0	0
Other, net	0	0	0
Net cash provided by financing activities	(110)	(175)	(100)
Change in cash and cash equivalents	(6)	(21)	(82)
Beginning of period	73	94	176
End of period	$ 67	$ 73	$ 94